Segmented Information (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Revenue	190,765	187,412	189,899
Long-lived assets	91,499	102,602
Canada [Member]
Segment Reporting Information [Line Items]
Revenue	180,412	177,186	187,356
Long-lived assets	88,210	99,972
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue	10,353	10,226	2,543
Long-lived assets	3,289	2,630